Shareholder Fees	May 31, 2026
Angel Oak Multi-Strategy Income Fund | Angel Oak Multi-Strategy Income Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Angel Oak Multi-Strategy Income Fund | Angel Oak Multi-Strategy Income Fund, Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[2]
Angel Oak Multi-Strategy Income Fund | Angel Oak Multi-Strategy Income Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Angel Oak UltraShort Income Fund | Angel Oak UltraShort Income Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Angel Oak UltraShort Income Fund | Angel Oak UltraShort Income Fund Class A1
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	1.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.50%	[3]
Angel Oak UltraShort Income Fund | Angel Oak UltraShort Income Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

[1]	There is no initial sales charge on purchases of Class A shares of $500,000 or more, however, a contingent deferred sales charge of up to 1.00% will be imposed if such Class A shares are redeemed within twelve (12) months of their purchase.
[2]	The Fund charges this fee on Class C shares redeemed within one year of purchase.
[3]	There is no initial sales charge on purchases of Class A1 shares of $250,000 or more, however, a contingent deferred sales charge of up to 0.50% will be imposed if such Class A1 shares are redeemed within twelve (12) months of their purchase.